CECL (Details 14) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr) contract	Dec. 31, 2021 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		16	21
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 306.0	SFr 481.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 264.0	SFr 465.0
Restructured loans, subsequently defaulted, Number of contracts | contract		0	4
Restructured loans, subsequently defaulted, Recorded Investment		SFr 0.0	SFr 170.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 378.8
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.18%
PF Principal Forgiveness [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.0
Financing Receivable Troubled Debt Restructuring Decrease From Modification	18.9
IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 79.2
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.94%
TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 219.3
Financing Receivable Modified Weighted Average Term Increase From Modification	11 months 12 days
Consumer | Mortgages
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 50.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.05%
Consumer | Mortgages | PF Principal Forgiveness [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.6
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable Troubled Debt Restructuring Decrease From Modification	SFr 11.7
Consumer | Mortgages | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 3.9
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.33%
Consumer | Mortgages | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 45.7
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.05%
Financing Receivable Modified Weighted Average Term Increase From Modification	1 month 2 days
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 0.0	SFr 33.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 0.0	SFr 25.0
Restructured loans, subsequently defaulted, Number of contracts | contract		0	3
Restructured loans, subsequently defaulted, Recorded Investment		SFr 0.0	SFr 156.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 15.1
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.06%
Consumer | Loans collateralized by securities | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 15.1
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.06%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.72%
Consumer | Consumer finance | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.0
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	2.71%
Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		1	1
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 102.0	SFr 2.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 82.0	SFr 2.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 65.1
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.31%
Corporate and institutional | Real estate | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.50%
Corporate and institutional | Real estate | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 63.9
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.30%
Financing Receivable Modified Weighted Average Term Increase From Modification	1 year 3 months
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		15	18
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 204.0	SFr 402.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 182.0	SFr 394.0
Restructured loans, subsequently defaulted, Number of contracts | contract		0	1
Restructured loans, subsequently defaulted, Recorded Investment		SFr 0.0	SFr 14.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 246.4
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.53%
Corporate and institutional | Commercial and industrial loans | PF Principal Forgiveness [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.4
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable Troubled Debt Restructuring Decrease From Modification	SFr 7.2
Corporate and institutional | Commercial and industrial loans | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 58.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.13%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.94%
Corporate and institutional | Commercial and industrial loans | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 108.5
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.23%
Financing Receivable Modified Weighted Average Term Increase From Modification	1 year 1 month 20 days
Corporate and institutional | Commercial and industrial loans | OtIPD Payment Deferral [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 28.0
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.06%
Financing Receivable Troubled Debt Restructuring Amortized Cost Amount Of Payment Deferral From Modification	SFr 7.8
Corporate and institutional | Commercial and industrial loans | Co4_IRR and TE [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 13.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.03%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.29%
Financing Receivable Modified Weighted Average Term Increase From Modification	1 year 5 months 8 days
Corporate and institutional | Commercial and industrial loans | Co5_IRR and OtIPD [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.5
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable Troubled Debt Restructuring Amortized Cost Amount Of Payment Deferral From Modification	SFr 0.4
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.90%
Corporate and institutional | Commercial and industrial loans | Co6_TE and OtIPD [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 37.6
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.08%
Financing Receivable Troubled Debt Restructuring Amortized Cost Amount Of Payment Deferral From Modification	SFr 22.0
Financing Receivable Modified Weighted Average Term Increase From Modification	2 years 8 months 19 days
Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 0.0	SFr 44.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 0.0	SFr 44.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 2.0
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.02%
Corporate and institutional | Financial institutions | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.8
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	2.00%
Corporate and institutional | Financial institutions | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Financing Receivable Modified Weighted Average Term Increase From Modification	6 months 29 days